Share-based payments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2019 AUD ($) yr	Jun. 30, 2018 AUD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee remuneration expense | $	$ 246,387	$ 165,222
Options expired	0
Weighted average remaining contractual life of outstanding share options | yr	2.36	2.97
Number of options issued to employees	250,000	664,000
Options vesting period	1 year
Options expiry period	5 years
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options exercisable	50.00%
Percentage of Options vested	50.00%
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options exercisable	25.00%
Percentage of Options vested	25.00%
Number of options issued to employees		224,000
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options exercisable	50.00%
Percentage of Options vested	50.00%
Number of options issued to employees		440,000
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options issued to employees	250,000
Options vesting period	2 years